Income Taxes (Narrative) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Federal income tax benefit recorded	$ 0	$ 0	$ 3,101,000
Operating loss carryforwards	21,000,000
Net operating loss carryforwards, beginning of expiration	2025
Recognized interest income, net of Federal income tax expense	0	124,000	1,700,000
Accrued interest receivable, net of Federal Income tax benefits	2,700,000	4,100,000
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Federal income tax benefit recorded			$ 2,500,000